Assets Held for Sale and Liabilities Associated to Assets Held for Sale (Detail) - Operations in Africa - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations [Line Items]
Held-for-sale assets		R$ 4,923,187	R$ 4,675,216
Cash, cash equivalents and short-term investments		82,639	156,128
Accounts receivable		108,343	123,109
Dividends receivable	[1]	2,566,935	2,012,146
Held-for-sale financial asset	[2]	1,843,778	1,965,972
Other assets		145,709	123,865
Deferred Income Tax			54,540
Investments		19,414	42,217
Property, plant and equipment		108,768	149,176
Intangible assets		47,601	48,063
Liabilities directly associated to assets held for sale		526,871	354,127
Borrowings and financing		188	260
Trade payables		52,064	34,407
Provisions for pension plans			366
Other liabilities		474,619	319,094
Non-controlling interests	[3]	243,490	293,456
Total held for sale assets, net of the corresponding liabilities		R$ 4,152,826	R$ 4,027,633

[1]	This caption refers to the estimated recoverable amount of dividends and correspondent interests receivable from Unitel. As of December 31, 2018 gross amount of unpaid dividends by Unitel to PT Ventures totaled US$821 million and refers to the distribution of accumulated earnings in 2009 and the distribution of profits for fiscal years 2011, 2012, 2013, 2014 and 2017. In order to estimate the present value of the recoverable amount of unpaid dividends the Company takes into account (1) its legal advisors' opinion regarding the outcome of the law suits filed in a Angolan's Court and Paris' ICC to collect this amounts from Unitel, (2) the liquidity position of Unitel as of December 31, 2017, (3) the decision of Unitel to accrue interests on the delayed payments and (4) a weight average cost of capital and an interest rate for accrual of interests;
[2]	Refers mainly to the fair value of the indirect interest financial investment of 25% of Unitel's share capital, classified as held for sale. As at December 31, 2018 the estimated fair value of the investment in Unitel was R$1,760 million (R$1,920 million at December 31, 2017). The fair value of this investment is computed by the Company using a discounted cash-flow methodology, which includes (1) cash flows forecasts for a seven-year period, (2) a 1.5% growth rate to extrapolate the cash flows projections (1.5% in 2017), (3) exchange rate forecasts of Angolan Kwanza and (4) a weight average cost of capital of 17.6% (17.1% in 2017), which was computed based on financial market information and on the assessment of the management regarding the business environment and relationship with the others shareholders and Unitel itself. The Company monitors and periodically updates the main assumptions used in the fair value measurement considering the changes occurred in financial market conditions and the impacts of news events related to the investment, notably the lawsuits filed against Unitel and its shareholders in Angolan Courts and ICC Paris.
[3]	Represented mainly by the Samba Luxco's 14% stake in Africatel and, consequently, in its net assets. In the first quarter of 2017, the transactions provided for in the contractual instruments entered into with Samba Luxco, which reduced its stake in Africatel, while Africatel transferred to Samba Luxco its entire stake in MTC.